Convertible Debentures (Details Narrative)	Jun. 30, 2022	Dec. 31, 2021 USD ($)	Mar. 30, 2021 USD ($) $ / shares shares	Mar. 30, 2021 CAD ($) $ / shares shares	Mar. 08, 2021 USD ($) $ / shares shares	Mar. 08, 2021 CAD ($) $ / shares shares	Sep. 15, 2020 USD ($) shares	Sep. 15, 2020 CAD ($) shares	Jul. 01, 2020 $ / shares	Jul. 01, 2020 $ / shares	Sep. 30, 2019 USD ($) $ / shares	Sep. 30, 2019 CAD ($) $ / shares
IfrsStatementLineItems [Line Items]
Notional amount			$ 29,528	$ 37,500			$ 9,870	$ 13,000
Borrowings, interest rate	5.00%
Units issued on conversion of debt | shares			660,000	660,000			173,333	173,333
Accrued interest		$ 17,733	$ 12,000
Unbrokered private placement of convertible debt [member]
IfrsStatementLineItems [Line Items]
Notional amount											$ 123,095	$ 163,000
Borrowings, interest rate											10.00%	10.00%
Exercise price | (per share)											$ 0.20	$ 0.25
Debt conversion price | (per share)											$ 0.12	$ 0.15
Derivative liability											$ 81,956
Convertible debt discount											$ 81,956
Convertible debenture [member]
IfrsStatementLineItems [Line Items]
Notional amount					$ 89,198	$ 112,500
Exercise price | (per share)									$ 0.09	$ 0.12
Debt conversion price | (per share)			$ 0.06	$ 0.075	$ 0.06	$ 0.075			$ 0.06	$ 0.075
Units issued on conversion of debt | shares			660,000	660,000	1,500,000	1,500,000
Debenture exercisable | $ / shares					$ 0.10
Accrued interest			$ 9,478	$ 12,000